Initial Public Offering - Schedule of Common Stock Reflected on the Balance Sheet is Reconciled (Details) - IPO [Member] - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Common stock subject to possible redemption	$ 55,426,618	$ 59,544,769	$ 48,269,081
Plus:
Accretion of carrying value to redemption value	1,423,955	4,039,650	11,275,688
Common stock subject to possible redemption	18,806,228	55,426,618	$ 59,544,769
Redemption of common stock	$ (38,044,345)	$ (8,157,801)